LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

9) LEASES

The Company incurs lease payments related to office space, drilling rig commitments, vehicles and other equipment. Leases are entered into and exited in coordination with specific business requirements which include the assessment of the appropriate durations for the related leased assets. Short-term leases with a lease term of 12 months or less are not recorded on the Consolidated Balance Sheet. Such items are charged to operating expenses and general and administrative expenses in the Consolidated Statement of Income/(Loss), unless the costs are included in the carrying amount of another asset in accordance with other U.S. GAAP.

($ thousands)	December 31, 2020	December 31, 2019
Assets
Operating right-of-use assets	$32,853	$48,729
Liabilities
Current operating lease liabilities	$13,391	$17,541
Non-current operating lease liabilities	23,446	35,530
Total lease liabilities	$36,837	$53,071

Weighted average remaining lease term (years)
Operating leases	3.9	4.3

Weighted average discount rate
Operating leases	4.2%	4.1%

The components of lease expense for the year ended December 31, 2020 and 2019 are as follows:

($ thousands)	2020	2019
Operating lease cost	$16,585	$19,546
Variable lease cost	1,753	(63)
Short-term lease cost	9,512	15,332
Sublease income	(1,476)	(1,072)
Total	$26,374	$33,743

Maturities of lease liabilities, all of which are classified as operating leases at December 31, 2020, are as follows:

Maturity of Lease Liabilities
($ thousands)	Operating Leases
2021	$14,643
2022	8,285
2023	6,963
2024	6,202
2025	1,202
After 2025	2,696
Total lease payments	$39,991
Less imputed interest	(3,154)
Total discounted lease payments	$36,837
Current portion of lease liabilities	$13,391
Non-current portion of lease liabilities	$23,446

Supplemental information related to leases are as follows:

($ thousands)	2020	2019
Cash amounts paid to settle lease liabilities:
Operating cash flow used for operating leases	$16,142	$18,637
Right-of-use assets obtained/(terminated) in exchange for lease obligations:
Operating leases	$(1,752)	$20,818